Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities Investments [Member]
Schedule Of Marketable Securities [Line Items]
Marketable securities, realized gains (losses)	$ (46)	$ (47)	$ 856
Debt Securities Carried by EGL [Member]
Schedule Of Marketable Securities [Line Items]
Marketable securities, realized and unrealized gains (losses)	(937)	(556)	(550)
Investment Funds [Member]
Schedule Of Marketable Securities [Line Items]
Marketable securities, realized and unrealized gains (losses)	$ 2,128	$ (26)	$ 138